Business combinations - Acquisition of Assets (Details) - Nodis R$ in Thousands	Jul. 05, 2021 BRL (R$)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of interests acquired in asset acquisition	100.00%
Conversion of convertible loans	R$ 8,202
Delivery of shares	849
Amount of disbursements	R$ 2,220